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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas 77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Hawkins
Title:    Manager
Phone:    713-238-2050

Signature, Place, and Date of Signing:



          /s/ Russell Hawkins            Houston, Texas         November 4, 2004
              [Signature]                [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                -0-

Form 13F Information Table Entry Total:           30

Form 13F Information Table Value Total:           $145,092 (thousands)



List of Other Included Managers:

None


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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  --------------  --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CRIIMI MAE INC PFD B CONV $25                   226603207      264    10000 SH       SOLE                    10000
*** ROYAL DUTCH PETROLEUM CO    COM             780257804     9598   186000 SH       SOLE                   186000
ALTRIA GROUP INC                COM             02209s103    20227   430000 SH       SOLE                   430000
AON CORPORATIONCMN              COM             037389103     7903   275000 SH       SOLE                   275000
CARDINAL HEALTH INC OHIO        COM             14149y108     2626    60000 SH       SOLE                    60000
CHEVRONTEXACO CORP              COM             166764100     6437   120000 SH       SOLE                   120000
CIT GROUP INC NEW               COM             125581108     6543   175000 SH       SOLE                   175000
CITIGROUP INC                   COM             172967101     4412   100000 SH       SOLE                   100000
COSTCO WHOLESALE CORP NEW       COM             22160k105      623    15000 SH       SOLE                    15000
EXPRESSJET HOLDINGS, INC.       COM             30218u108      500    50000 SH       SOLE                    50000
EXXON MOBIL CORP                COM             30231g102     8458   175000 SH       SOLE                   175000
FIRST DATA CORPORATIONCMN       COM             319963104     6525   150000 SH       SOLE                   150000
FREDDIE MAC                     COM             313400301     2610    40000 SH       SOLE                    40000
ISHARES MSCI JAPAN INDEX FDMAR  COM             464286848     3880   400000 SH       SOLE                   400000
JACOBS ENGR GROUP DEL COM       COM             469814107     1914    50000 SH       SOLE                    50000
KERR MC GEE CORP                COM             492386107     2576    45000 SH       SOLE                    45000
LIBERTY MEDIA CORP NEWCMN SERI  COM             530718105     1526   175000 SH       SOLE                   175000
LIBERTY MEDIA INTL INC COM SER  COM             530719103      459    13750 SH       SOLE                    13750
MARATHON OIL CORP               COM             565849106     1032    25000 SH       SOLE                    25000
MCI INC COM                     COM             552691107     7772   463976 SH       SOLE                   463976
MCKESSON CORPORATION COM        COM             58155q103     4489   175000 SH       SOLE                   175000
PREMCOR INC CMN                 COM             74045q104     6160   160000 SH       SOLE                   160000
PROGRESSIVE CORP OHIO COM       COM             743315103     3390    40000 SH       SOLE                    40000
SHELL TRNS&TRADNG PLC NY SHS(N  COM             822703609    11127   250000 SH       SOLE                   250000
SKYWEST INC COM                 COM             830879102      752    50000 SH       SOLE                    50000
SOUTHWEST AIRLINES CO           COM             844741108     6265   460000 SH       SOLE                   460000
STATE STREET CORP               COM             857477103     3203    75000 SH       SOLE                    75000
SYNTROLEUM CORP                 COM             871630109      175    25000 SH       SOLE                    25000
VALERO ENERGY CORP-NEW          COM             91913y100     6016    75000 SH       SOLE                    75000
ZIONS BANCORP                   COM             989701107     7630   125000 SH       SOLE                   125000